Subsequent Events (Details Narrative) - Subsequent Event [Member] - BigToken Inc [Member] - SRAX, Inc. [Member]	Jan. 27, 2021 USD ($)
Subsequent Event [Line Items]
Pre-money valuation of equity securities	$ 10,000,000
Voting power	70.00%